Long-Term Loans Payable	12 Months Ended
Dec. 31, 2023
Long-Term Loans Payable [Abstract]
LONG-TERM LOANS PAYABLE

Note 11 - LONG-TERM LOANS PAYABLE

In June 2020 through September 2020, Cordyceps Sunshine Cayman entered into loan agreements to borrow totally $414,000 from six individuals to finance its operation. These loans were non-interest bearing, non-secured, and had a term of one year which was subsequently extended to June 30, 2025. The outstanding balance of these loans amounted to $431,079, and $414,000 as of December 31, 2023 and 2022, respectively .